NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share	The following table sets forth securities outstanding that could potentially dilute the calculation of diluted earnings per share:

Three and Nine Months Ended September 30,	2022	2021
Stock options outstanding	6,061,133	8,780,936
Warrants to purchase common stock – equity classified	4,000,000	4,000,000
Unvested restricted stock units	1,053,000	—

Total	11,114,133	12,780,936

Summary of earnings per share, basic and diluted
The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net loss	$(3,923,219)	$(1,927,665)	$(10,106,564)	$(6,739,408)
Dividends on preferred stock	(803,762)	(715,565)	(2,384,683)	(2,123,361)

Net loss available to common shareholders used in basic and diluted EPS	$(4,726,981)	$(2,643,230)	$(12,491,247)	$(8,862,769)

Weighted average number of common shares used in basic and diluted EPS	10,744,338	9,997,421	10,518,296	9,965,351
Net loss per common share – basic and diluted	$(0.44)	$(0.26)	$(1.19)	$(0.89)

The following data show the amounts used in computing EPS and the effect on income and the weighted average number of shares:

	2021	2020
Net loss	$(9,383,975)	$(11,024,537)
Dividends on preferred stock	(2,856,048)	(2,106,053)

Net loss available to common shareholders used in basic and diluted EPS	$(12,240,023)	$(13,130,590)

Weighted average number of common shares used in basic and diluted EPS	9,973,846	9,928,478
Loss per common share – basic and diluted	$(1.23)	$(1.32)